Provisions, contingent assets and contingent liabilities (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Opening balance	R$ 19,744
Closing balance	19,209	R$ 19,744
Provision for taxes other than income tax [member]
IfrsStatementLineItems [Line Items]
Opening balance	6,579	6,214
(-) Provisions guaranteed by indemnity clause	(79)	(75)
Subtotal	6,500	6,139
Adjustment / Interest (1)	543	382
Changes in the period reflected in income	(274)	373
Increase	61	722
Reversal	(335)	(349)
Payment	(129)	(394)
Subtotal	6,640	6,500
(+) Provisions guaranteed by indemnity clause	83	79
Closing balance	6,723	6,579
Non-current	R$ 6,723	R$ 6,579